Notes Receivable and Allowance for Credit Losses (Details) - Schedule of allowance for credit loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Allowance For Credit Loss Abstract
Balance at beginning of period	$ 10,223,451	$ 23,114,173	$ 23,114,173	$ 11,133,146
Adoption of Accounting Standards Update No. 2016-13	(878,577)
Provision for credit losses	1,694,364	10,465,595	29,437,179	52,621,682
Charge-offs	(6,119,010)	(15,305,982)
Recoveries of charged-off receivables	1,331,537	1,427,547	5,040,041	6,153,728
Balance at end of period	$ 6,251,765	$ 19,701,333	$ 10,223,451	$ 23,114,173